Revenues - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Client	Dec. 31, 2022 USD ($) Client	Dec. 31, 2021 USD ($) Client
Disclosure of revenue [line items]
Revenue	$ 17,311	$ 18,757	$ 13,682
Number of external client accounted for 10% or more of Group's revenue | Client	0	0	0
Revenues from contracts with customers which have been included in "Contract liabilities" line item in the statement of financial position at the beginning of each year	$ 61	$ 117	$ 64
Domestic market [member]
Disclosure of revenue [line items]
Revenue	15,083	16,100	11,776
International market [member]
Disclosure of revenue [line items]
Revenue	$ 1,912	$ 2,337	$ 1,608